SHAREHOLDERS' EQUITY (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended				6 Months Ended		26 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Apr. 24, 2014
Stockholders' Equity Note [Abstract]
Authorized share repurchase program (in shares)								8.0
Stock Repurchase Program, Period in Force (in Years)							3 years
Common stock repurchased and retired (in shares)					0.0	0.0
Stock Repurchased and Retired During Period, Value					$ 0.0	$ 0.0
Total repurchased shares under this program (in shares)							1.9
Remaining shares authorized to be purchased (in shares)	6.1				6.1		6.1
Stock options exercised					0.1	0.1
Total value of stock options exercised					$ 0.2	$ 3.1
Foreign Currency Translation Adjustment [Roll Forward]
Beginning Balance		$ (12.1)		$ (2.3)	(12.1)	(2.3)
Unrealized Gain (Loss), before Reclassification Adjustments and Tax	$ (14.3)	24.0	$ 0.3	(1.4)
Reclassification Adjustments into Income	0.0	0.0	0.0	0.0
Tax Benefit (Provision)	3.5	(8.5)	0.0	0.0
Net Change in Foreign Currency Translation Adjustment					4.7	(1.1)
Ending Balance	(7.4)		(3.4)		(7.4)	(3.4)	$ (7.4)
Unrealized Gains (Losses) on Derivative Contracts (net of taxes) [Roll Forward]
Beginning Balance		(6.9)		(4.2)	(6.9)	(4.2)
Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(4.6)	1.1	(2.2)	(2.4)
Reclassification Adjustment from AOCI on Derivatives, before Tax	1.7	3.7	1.8	1.9
Derivatives Qualifying as Hedges, Tax	1.1	(1.8)	0.2	0.2
Net Change in Derivatives Qualifying as Hedges, Net of Tax	(1.8)		(0.2)		1.2	(0.5)
Ending Balance	(5.7)		(4.7)		(5.7)	(4.7)	(5.7)
Pension and Postretirement Benefits (net of taxes) [Roll Forward]
Beginning Balance		(473.5)		(436.6)	(473.5)	(436.6)
Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax	0.0	0.0	0.0	0.0
Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	5.9	6.1	8.4	8.6
Deferred Tax Benefit (Provision) on Pension and Other Postretirement Benefit Plans	(2.4)	(2.3)	(3.1)	(3.5)
Net Change in Pension and Other Postretirement Benefit Plans, Net of Tax					7.3	10.4
Ending Balance	(466.2)		(426.2)		(466.2)	(426.2)	(466.2)
Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance		(492.5)		(443.1)	(492.5)	(443.1)
Other Comprehensive Income (Loss), Net Gain (Loss) Recognized, Before Tax	(18.9)	25.1	(1.9)	(3.8)
Reclassification Adjustment from AOCI, Before Tax	7.6	9.8	10.2	10.5
Other Comprehensive Income (Loss), Tax	2.2	$ (12.6)	(2.9)	$ (3.3)
Other Comprehensive Income (Loss), Net of Tax					13.2	8.8
Ending Balance	$ (479.3)		$ (434.3)		$ (479.3)	$ (434.3)	$ (479.3)